Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Net operating loss, domestic	$ 75,300,000
Operating loss carry forwards expiration year	2033
Corporate tax rate	21.00%	21.00%	34.00%
Accrual relating to uncertain tax positions	$ 0
Maximum
Income Taxes [Line Items]
Corporate tax rate			35.00%
Canada
Income Taxes [Line Items]
Accumulated non-capital losses in Canada	$ 3,600,000